 May 1, 2002

                                                     Janus Aspen Series
                                                     Institutional Shares
                                                     Growth Portfolio
                                                     Aggressive Growth Portfolio
                                                     Capital Appreciation
                                                     Portfolio
                                                     Strategic Value Portfolio
                                                     Core Equity Portfolio
                                                     (Formerly Equity Income
                                                     Portfolio)
                                                     Balanced Portfolio
                                                     Growth and Income Portfolio
                                                     International Growth
                                                     Portfolio
                                                     Worldwide Growth Portfolio
                                                     Global Life Sciences
                                                     Portfolio
                                                     Global Technology Portfolio
                                                     Flexible Income Portfolio

                                                     Money Market Portfolio

                                 Janus Annuity
                                Variable Annuity

                                   Prospectus

                                 Issued Through
                          WRL SERIES ANNUITY ACCOUNT B
                                       By

          WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
This prospectus gives you important information about the Janus Annuity, a flexible payment variable accumulation deferred annuity contract. Please read this prospectus and the prospectuses for the Janus Aspen Series before you invest and keep them for future reference. This Contract is available to individuals and can be used with individual retirement plans. This Contract is not available in all states.

You can put your money into 14 investment choices: a fixed account and 13 subaccounts of the WRL Series Annuity Account B. Money you put in a subaccount is invested exclusively in a single mutual fund portfolio of the Janus Aspen Series. Your investments in the Janus portfolios are not guaranteed. You could lose your money. Money you direct into the fixed account earns interest at a rate guaranteed by Western Reserve.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JANUS LOGO]

                         If you would like more information about the Janus Annuity, you can obtain a free copy of the Statement of Additional Information ("SAI") dated May 1, 2002. Please call us at 1-800-504-4440 (Monday-Friday, 9:00 A.M.-6:00 P.M., Eastern Time) or write us at: Western Reserve, Administrative Office - Annuity Department P.O. Box 9052, Clearwater, Florida 33758-9052. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The SEC maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.

                         PLEASE NOTE THAT THE CONTRACT AND THE JANUS PORTFOLIOS:
                         - ARE NOT BANK DEPOSITS
                         - ARE NOT FEDERALLY INSURED
                         - ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
                         - ARE NOT GUARANTEED TO ACHIEVE THEIR GOAL
                         - INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PREMIUM

TABLE OF CONTENTS

                Definitions of Special Terms....................    3
                Summary.........................................    7
                Annuity Contract Fee Table......................   15
                Example.........................................   16
                    1. The Annuity Contract.....................   18
                    2. Annuity Payments (the Income Phase)......   20
                       Annuity Payment Options Under the
                       Contract.................................   21
                       Fixed Annuity Payment Options............   22
                       Variable Annuity Payment Options.........   23
                    3. Purchase.................................   25
                       Contract Issue Requirements..............   25
                       Purchase Payments........................   25
                       Initial Purchase Requirements............   25
                       Additional Purchase Payments.............   26
                       Maximum Annual Purchase Payments.........   27
                       Allocation of Purchase Payments..........   27
                       Right to Cancel Period...................   27
                       Policy Delivery Receipt..................   28
                       Annuity Value............................   28
                       Accumulation Units.......................   29
                    4. Investment Choices.......................   30
                       The Separate Account.....................   30
                       Janus Aspen Series.......................   30
                       The Fixed Account........................   31
                       Transfers................................   32
                       Systematic Exchanges.....................   35
                       Asset Rebalancing Program................   35
                       Telephone Transactions...................   36
                    5. Expenses.................................   38
                       Partial Withdrawals and Complete
                       Surrenders...............................   38
                       Mortality and Expense Risk Charge........   38
                       Administrative Charge....................   38
                       Annual Contract Charge...................   39
                       Transfer Charge..........................   39
                       Premium Taxes............................   39
                       Federal, State and Local Taxes...........   40
                       Portfolio Management Fees................   41
                    6. Taxes....................................   42
                       Annuity Contracts in General.............   42
                       Qualified and Nonqualified Contracts.....   42
                       Partial Withdrawals and Complete
                       Surrenders
                       - Nonqualified Contracts.................   43

                       Multiple Contracts.......................   44
                       Diversification and Distribution
                       Requirements.............................   44
                       Partial Withdrawals and Complete
                       Surrenders
                       - Qualified Contracts....................   45
                       Taxation of Death Benefit Proceeds.......   46
                       Annuity Payments.........................   46
                       Transfers, Assignments or Exchanges of
                       Contracts................................   47
                       Possible Tax Law Changes.................   47
                    7. Access to Your Money.....................   49
                       Partial Withdrawals and Complete
                       Surrenders...............................   49
                       Delay of Payment and Transfers...........   50
                       Systematic Partial Withdrawals...........   51
                    8. Performance..............................   53
                    9. Death Benefit............................   54
                       Payments on Death........................   54
                       Amount of Death Benefit Before the
                       Maturity Date ...........................   56
                       Alternate Payment Elections Before the
                       Maturity Date............................   57
                   10. Other Information........................   59
                       Ownership................................   59
                       Annuitant................................   59
                       Beneficiary..............................   59
                       Successor Owner..........................   59
                       Assignment...............................   60
                       Western Reserve Life Assurance Co. of
                       Ohio.....................................   60
                       The Separate Account.....................   60
                       Exchanges................................   61
                       Voting Rights............................   62
                       Distribution of the Contracts............   62
                       Non-Participating Contract...............   63
                       Variations in Contract Provisions........   63
                       IMSA.....................................   63
                       Legal Proceedings........................   63
                       Financial Statements.....................   64
                Table of Contents of the Statement of Additional
                Information.....................................   65
                Appendix A
                  Condensed Financial Information...............   66
                Appendix B
                  Historical Performance Data...................   71

DEFINITIONS OF SPECIAL TERMS
--------------------------------------------------------------------------------

accumulation period          The period between the Contract date and the
                             maturity date while the Contract is in force.

accumulation unit
value An accounting unit of measure we use to calculate subaccount values during the accumulation period.

administrative office        Our administrative office and mailing address is
                             P.O. Box 9052, Clearwater, Florida 33758-9052.
                             (8550 Ulmerton Road, Suite 101, Largo, Florida
                             33771 for overnight deliveries). Our street address is 570 Carillon Parkway, St. Petersburg, Florida
                             33716. Our phone number is 1-800-504-4440.

age The issue age, which is the annuitant's age on the birthday nearest the Contract date, plus the number of completed Contract years. When we use the term "age" in this prospectus, it has the same meaning as "attained age" in the Contract.

annuitant                    The person you named in the application (or later
                             changed), to receive annuity payments. The annuitant may be changed as provided in the Contract's death benefit provisions and annuity provision.

annuity unit value           An accounting unit of measure we use to calculate
                             annuity payments from certain subaccounts after the maturity date.

annuity value                The sum of the separate account value and the fixed
                             account value at the end of any valuation period.

beneficiary(ies)             The person(s) you elect to receive the death
                             benefit proceeds under the Contract.

cash value                   The annuity value less any applicable premium
                             taxes.

Code                         The Internal Revenue Code of 1986, as amended.

Contract date                Generally, the later of the date on which the
                             initial purchase payment is received, or the date that the properly completed application is received, at Western Reserve's administrative office. We measure Contract years, Contract months and Contract anniversaries from the Contract date.

death benefit proceeds       If an owner who is the annuitant dies during the
                             accumulation period, the death benefit proceeds is the amount, if any, payable under the death benefit option described in your Contract.

death report day             The valuation date on which we have received both
                             proof of death of the owner who is the annuitant and a beneficiary's election regarding payment.

fixed account                An option to which you can direct your money under
                             the Contract, other than the separate account. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in the general account. The fixed account is not available in all states.

fixed account value          During the accumulation period, your Contract's
                             value in the fixed account.

in force Condition under which the Contract is active and the owner is entitled to exercise all rights under the Contract.

maturity date                The date on which the accumulation period ends and
                             annuity payments begin. The latest maturity date is the annuitant's 90th birthday.

NYSE                         New York Stock Exchange.

nonqualified Contracts       Contracts issued other than in connection with
                             retirement plans.

owner
  (you, your)                The person(s) entitled to exercise all rights under
                             the Contract. The annuitant is the owner unless the application states otherwise, or unless a change of ownership is made at a later time.

portfolio                    A separate investment portfolio of the Trust.

purchase payments            Amounts paid by an owner or on the owner's behalf
                             to Western Reserve as consideration for the benefits provided by the Contract. When we use the term "purchase payment" in this prospectus, it has the same meaning as "net payment" in the Contract, which means the purchase payment less any applicable premium taxes.

qualified Contracts          Contracts issued in connection with retirement
                             plans that qualify for special federal income tax treatment under the Code.

separate account             WRL Series Annuity Account B, a separate account
                             composed of subaccounts established to receive and invest purchase payments not allocated to the fixed account.

separate account value       During the accumulation period, your Contract's
                             value in the separate account, which equals the sum of the values in each subaccount.

subaccount                   A subdivision of the separate account that invests
                             exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts corresponding to each portfolio hold assets under the Contract during the accumulation period. Other subaccounts corresponding to each portfolio will hold assets after the maturity date if you select a variable annuity payment option.

successor owner              The person who becomes the new owner if the owner
                             is not the annuitant and dies before the annuitant.

surrender                    The termination of a Contract at the option of the
                             owner.

Trust Janus Aspen Series, an investment company registered with the U.S. Securities and Exchange Commission.

valuation
date/business day            Each day on which the NYSE is open for trading,
                             except when a subaccount's corresponding portfolio does not value its shares. Western Reserve is open for business on each day that the NYSE is open.
                             When we use the term "business day," it has the same meaning as valuation date.

valuation period             The period of time over which we determine the
                             change in the value of the subaccounts in order to price accumulation units and annuity units. Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern
                             Time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.

Western Reserve
  (we, us, our)              Western Reserve Life Assurance Co. of Ohio.

SUMMARY
--------------------------------------------------------------------------------

               THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS, WHICH DISCUSS THE TOPICS IN MORE DETAIL. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

1. THE ANNUITY CONTRACT

               The Janus Annuity is a flexible payment variable accumulation deferred annuity contract (the "Contract") offered by Western Reserve. It is a contract between you, as the owner, and Western Reserve, a life insurance company. The Contract provides a way for you to invest on a tax-deferred basis in the subaccounts of the separate account and the fixed account. We intend the Contract to be used to accumulate money for retirement or other long-term investment purposes.

               The Contract allows you to direct your money into any of the 13 subaccounts. Each subaccount invests exclusively in a single portfolio of the Janus Aspen Series (the "Trust"). The money you invest in the subaccounts will fluctuate daily based on the portfolio's investment results. The value of your investment in the subaccounts is not guaranteed and may increase or decrease. You bear the investment risk for amounts you invest in the subaccounts.

               You can also direct money to the fixed account. Amounts in the fixed account earn interest annually at a fixed rate that is guaranteed by us never to be less than 4%, and may be more. We guarantee the interest, as well as principal, on money placed in the fixed account. The fixed account is not available in all states.

               You can transfer money between any of the investment choices during both the accumulation period and the income phase, subject to certain limits on transfers from the fixed account.

               The Contract, like all deferred annuity contracts, has two phases: the "accumulation period" and the "income phase." During the accumulation period, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the Contract. The income phase starts on the maturity date when you begin receiving regular payments from your Contract. The money you can accumulate during the accumulation period, as well as the annuity payment option you choose, will largely determine the amount of any income payments you receive during the income phase.

2. ANNUITY PAYMENTS (THE INCOME PHASE)

               The Contract allows you to receive income under one of five annuity payment options. You may choose from fixed payment options or variable payment options. If you select a variable payment option, the dollar amount of the payments you receive may go up or down depending on the investment results of the portfolios you invest in at that time. You cannot annuitize before your Contract's fifth anniversary.

3. PURCHASE

               You can buy this Contract with $2,500 or more under most circumstances. You can add as little as $100 at any time during the accumulation period. We allow purchase payments up to a total of $1,000,000 per Contract year without prior approval. There is no limit on the total purchase payments you may make during the accumulation period.

4. INVESTMENT CHOICES

               You can invest your money in any of the 13 portfolios of the Trust by directing it to the corresponding subaccount. The portfolios are described in the prospectuses for the Trust that are attached to this prospectus. The portfolios now available to you under the Contract are:

               JANUS ASPEN SERIES - INSTITUTIONAL SHARES

                Growth Portfolio              International Growth Portfolio
                Aggressive Growth Portfolio   Worldwide Growth Portfolio
                Capital Appreciation          Global Life Sciences Portfolio
                Portfolio                     Global Technology Portfolio
                Strategic Value Portfolio     Flexible Income Portfolio
                Core Equity Portfolio*        Money Market Portfolio
                Balanced Portfolio
                Growth and Income Portfolio

               * Formerly, Equity Income Portfolio.

               Please contact our administrative office at 1-800-504-4440 (Monday-Friday 9:00 a.m.-6:00 p.m. Eastern Time) or visit our website (www.janus.com) to obtain an additional copy of the Trust prospectus containing more complete information concerning the Trust and portfolios.

               Depending upon market conditions, you can make or lose money in any of these subaccounts. We reserve the right to offer other investment choices in the future.

               You can also allocate your purchase payments to the fixed account. The fixed account is not available in all states. Residents of New Jersey and Washington may not direct or transfer any money to the fixed account.

               TRANSFERS. You have the flexibility to transfer assets within your Contract. At any time during the accumulation period you may transfer amounts among the subaccounts and between the subaccounts and the fixed account. Certain restrictions apply.

5. EXPENSES

               We do not take any deductions for sales charges from purchase payments at the time you buy the Contract. You generally invest the full amount of each purchase payment in one or more of the investment choices.

               During the accumulation period and the income phase (if you elect a variable annuity payment option), we deduct a daily mortality and expense risk charge of 0.50% annually and a daily administrative charge of 0.15% annually from the money you have invested in the subaccounts.

               During the accumulation period, we deduct an annual Contract charge of $30 from the annuity value on each Contract anniversary. We currently waive this charge if the annuity value of your Contract equals or exceeds $25,000 on the Contract anniversary when this charge is payable. Although the Contract permits us to assess this charge if you surrender your Contract, we currently waive this charge at surrender.

               We impose a $10 charge per transfer if you make more than 12 transfers among the subaccounts per Contract year. There is no charge for transfers from the fixed account.

               We may deduct state premium taxes, which currently range from 0% to 3.50%, when you make your purchase payment(s), if you surrender the Contract or partially withdraw its value, if we pay out death benefit proceeds, or if you begin to receive regular annuity payments. We only charge you premium taxes in those states that require us to pay premium taxes.

               The portfolios deduct management fees and expenses from amounts you have invested in the portfolios. These fees and expenses reduce the value of your portfolio shares. These fees and expenses currently range from 0.34% to 1.25% annually, depending on the portfolio. See the prospectuses for the Trust and the Annuity Contract Fee Table on page 15 of this prospectus.

6. TAXES

               The Contract's earnings are generally not taxed until you take them out. For federal tax purposes, if you take money out of a nonqualified Contract during the accumulation period, earnings come out first and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out of a Contract, you may be charged a 10% federal penalty tax on the earnings. The annuity payments you receive during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income until the "investment in the contract" has been fully recovered. Different tax consequences may apply for a Contract used in connection with a qualified Contract.

               Death benefits are taxable and generally are included in the income of the recipient as follows: if received under an annuity payment option, death benefits are taxed in the same manner as annuity payouts; if not received under an annuity payment option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a partial withdrawal or complete surrender.

7. ACCESS TO YOUR MONEY

               You can take some or all of your money out anytime during the accumulation period. However, you may not take a partial withdrawal if it reduces the cash value below $2,500. No partial withdrawals may be made from the fixed account without prior consent from us. Other restrictions may apply. You may also have to pay federal income tax and a penalty tax on any money you take out. No withdrawal charges apply.

8. PERFORMANCE

               The value of your Contract will vary up or down depending upon the investment performance of the subaccounts you choose and will be reduced by Contract fees and charges. We provide performance information in Appendix B and in the SAI. Past performance does not guarantee future results.

9. DEATH BENEFIT

               If you are both an owner and the annuitant and you die before the maturity date, your beneficiary will receive the death benefit proceeds. Death benefit provisions may vary by state.

               If you name different persons as owner and annuitant, you can affect whether the death benefit proceeds are payable and who will receive them. Use care when naming owners, annuitants, successor owners and beneficiaries.

               If the annuitant who is an owner dies before the maturity date and if a death benefit is payable, the death benefit proceeds will be the greater of:

               - the annuity value of your Contract on the death report day; or

               - the total purchase payments you make to the Contract, reduced by partial withdrawals.

               The death benefit payable, if any, on or after the maturity date depends on the annuity payment option selected. See Fixed Annuity Payment Options and Variable Annuity Payment Options on pages 22 and 23 for a description of the annuity payment options. Not all payment options provide for a death benefit.

10. OTHER INFORMATION

               RIGHT TO CANCEL PERIOD. You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will be the total purchase payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original purchase payment(s). We determine the value of the refund as of the date we receive the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void. In some states you may have more than 10 days and/or receive a different refund amount.

               WHO SHOULD PURCHASE THE CONTRACT? We have designed this Contract for people seeking long-term tax deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in. If you are purchasing the Contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, since the tax-favored arrangement itself provides tax-sheltered growth.

               ADDITIONAL FEATURES. This Contract has additional features that might interest you. These include the following:

               - SYSTEMATIC PARTIAL WITHDRAWALS: You can arrange to have money automatically sent to you monthly, quarterly, semi-annually, or annually while your Contract is in the accumula-tion period. Amounts you receive may be included in your gross income, and, in certain circumstances, may be subject to penalty taxes.

               - SYSTEMATIC EXCHANGES: You can arrange to have a certain amount of money automatically transferred monthly from one or any combination of the fixed account, the Money Market subaccount or the Flexible Income subaccount into your choice of subaccounts. This is also known as dollar cost averaging, a long-term investment method which provides for regular, level investments over time. Systematic exchanges do not guarantee a profit or protect against a loss if market prices decline.

               - ASSET REBALANCING: We will, upon your request, automatically transfer amounts periodically among the subaccounts on a regular basis to maintain a desired allocation of the annuity value among the various subaccounts.

               - TELEPHONE TRANSACTIONS: You may make additional purchase payments, transfers, withdrawals and/or change the allocation of additional purchase payments by telephone.

               These features are not available in all states and may not be suitable for your particular situation.

               SCHEDULED FINANCIAL TRANSACTION PROCESSING. We process scheduled financial transactions based on the accumulation unit values determined at the end of the business day on which we schedule the transaction. Examples of scheduled financial transactions include systematic partial withdrawals, systematic exchanges and asset rebalancing.

               A business day is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. We observe the same holidays as the NYSE. If a day on which a scheduled financial transaction would ordinarily occur falls on a day the NYSE is closed, we will process the transaction the next day that the NYSE is open.

               Certain states place restrictions on access to the fixed account, on the annuity payment options, on the death benefit calculation and on other features of the Contract. Consult your Contract for details.

11. INQUIRIES

               If you need additional information, please contact us at:

               Western Reserve Life
               Administrative Office
               Attention: Annuity Department
               P.O. Box 9052
               Clearwater, FL 33758-9052
               1-800-504-4440 (Monday-Friday, 9:00 A.M.-6:00 P.M.,
               Eastern Time)
               www.janus.com

ANNUITY CONTRACT FEE TABLE
--------------------------------------------------------------------------------

   ------------------------------------------------------------------------------------------------
                                                         SEPARATE ACCOUNT ANNUAL EXPENSES
                                                       (as a percentage of average separate
           OWNER TRANSACTION EXPENSES                             account value)
   ------------------------------------------------------------------------------------------------
   Sales Load On Purchase Payments....... None      Mortality and Expense Risk Charge(1).......
   Maximum Withdrawal Charge............. None        0.50%
   Transfer Charge...................$10 After      Administrative Charge(1)...........   0.15%
   12 Per Contract Year                             ----
                                                    TOTAL SEPARATE ACCOUNT   ANNUAL
                                                    EXPENSES............................  0.65%
   ------------------------------------------
   OTHER EXPENSES
   ------------------------------------------
   ANNUAL CONTRACT CHARGE*....$30 Per Contract
   Year
   * We waive the annual Contract charge when
     the annuity value on the Contract
     anniversary is equal to or greater than
     $25,000.
   ------------------------------------------------------------------------------------------------

                   PORTFOLIO ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2001(2)
                                (as a percentage of average net assets)
   -------------------------------------------------------------------------------------------------
                                                                                   Total Annual
                                                      Total Annual                   Portfolio
     Janus Aspen Series                            Portfolio Operating               Operating
         Portfolios        Management    Other      Expenses Without      Total      Expenses
    Institutional Shares      Fee       Expenses       Waivers(3)        Waivers   with Waivers
   -------------------------------------------------------------------------------------------------
   Growth                    0.65%       0.01%            0.66%             N/A        0.66%
   Aggressive Growth         0.65%       0.02%            0.67%             N/A        0.67%
   Capital Appreciation      0.65%       0.01%            0.66%             N/A        0.66%
   Strategic Value           0.65%       0.69%            1.34%           0.09%        1.25%
   Core Equity(4)            0.65%       0.48%            1.13%             N/A        1.13%
   Balanced                  0.65%       0.01%            0.66%             N/A        0.66%
   Growth and Income         0.65%       0.05%            0.70%             N/A        0.70%
   International Growth      0.65%       0.06%            0.71%             N/A        0.71%
   Worldwide Growth          0.65%       0.04%            0.69%             N/A        0.69%
   Global Life Sciences      0.65%       0.16%            0.81%             N/A        0.81%
   Global Technology         0.65%       0.03%            0.68%             N/A        0.68%
   Flexible Income           0.64%       0.03%            0.67%             N/A        0.67%
   Money Market              0.25%       0.09%            0.34%             N/A        0.34%
   -------------------------------------------------------------------------------------------------

(1) These charges apply to each subaccount. They do not apply to the fixed account. These charges apply during the accumulation period; they also apply during the income phase if you elect variable annuity income payments.

(2) The fee table information relating to the Janus portfolios was provided to Western Reserve by the Trust. Western Reserve has not independently verified such information. Actual future expenses of the portfolios may be greater or less than those shown in the table.

(3) Expenses are based upon expenses for the year ended December 31, 2001. Expenses are stated both with and without contractual waivers by Janus Capital Management LLC. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreements. All expenses are shown without the effect of any expense offset arrangements.

(4) Formerly, Equity Income.

EXAMPLE
--------------------------------------------------------------------------------

               You would pay the following expenses prior to the maturity date on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the subaccount listed.

               Because the Contract does not assess withdrawal charges, you will pay the same amount of expenses whether or not you surrender, annuitize, or remain invested in the Contract.

   -----------------------------------------------------------------------------------------
                                                    If You Surrender, Annuitize* or
                                                 Remain Invested in the Contract at the
                                                   End of the Applicable Time Period
   Subaccounts                                  1 Year    3 Years    5 Years    10 Years
   -------------------------------------------------------------------------------------
   Growth                                        $14        $44       $ 75        $165
   Aggressive Growth                             $14        $44       $ 76        $167
   Capital Appreciation                          $14        $44       $ 75        $165
   Strategic Value                               $20        $62       $106        $229
   Core Equity**                                 $19        $58       $100        $217
   Balanced                                      $14        $44       $ 75        $165
   Growth and Income                             $14        $45       $ 77        $170
   International Growth                          $15        $45       $ 78        $171
   Worldwide Growth                              $14        $45       $ 77        $169
   Global Life Sciences                          $16        $48       $ 83        $182
   Global Technology                             $14        $44       $ 76        $168
   Flexible Income                               $14        $44       $ 76        $167
   Money Market                                  $11        $34       $ 58        $129
   -----------------------------------------------------------------------------------------

  * You cannot annuitize your Contract before your Contract's fifth anniversary. ** Formerly, Equity Income.

               The fee table and example above will help you understand the direct and indirect costs of investing in the Contract, including the subaccounts. The fee table and example reflect the 2001 expenses (except as noted in the footnotes) of the Contract, the portfolios of the Trust and the subaccount fees and charges without waivers or reductions, but do not reflect premium taxes which may range up to 3.50%, depending on the jurisdiction. The example assumes that the expense limitations in effect for 2001 will remain in place for the entire period illustrated and that no transfer charges have been assessed. In addition, the $30 annual Contract charge is reflected as a charge of 0.07% based on an average Contract size of $44,871.

               PLEASE REMEMBER THAT THE EXAMPLE IS AN ILLUSTRATION AND DOES NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. SIMILARLY, YOUR RATE OF RETURN MAY BE MORE OR LESS THAN THE 5% ASSUMED RATE IN HE EXAMPLE.

               FINANCIAL INFORMATION. We have included in Appendix A a financial history of the accumulation unit values for the subaccounts.

1.  THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

               This prospectus describes the Janus Annuity variable annuity contract offered by Western Reserve.

               An annuity is a contract between you, the owner, and an insurance company (in this case Western Reserve), where the insurance company promises to pay the annuitant an income in the form of annuity payments. These payments begin after the maturity date. (See Section 2 on page 20.) Until the maturity date, your annuity is in the accumulation period and the earnings generally are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the maturity date, your annuity switches to the income phase.

               The Contract is a flexible payment variable accumulation deferred annuity. You can use the Contract to accumulate funds for retirement or other long-term financial planning purposes.

               It is a "flexible payment" Contract because after you purchase it, you can generally make additional investments of $100 or more at any time, until the maturity date. But you are not required to make any additional investments.

               The Contract is a "variable" annuity because the value of your Contract can go up or down based on the performance of your investment choices. If you select the variable investment portion of the Contract, the amount of money you are able to accumulate in your Contract during the accumulation period depends upon the performance of your investment choices. If you elect to receive variable annuity payments during the income phase of your Contract, the amount of your annuity payments will also depend upon performance of your investment choices for the income phase.

               The Contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by Western Reserve to equal at least 4% per year. There may be different interest rates for each payment or transfer you direct to the fixed account which are equal to or greater than the guaranteed rate. The interest rates we set will be credited for periods of at least one year measured from each payment or transfer date.

               The fixed account is not available in all states. Residents of New Jersey and Washington may not direct or transfer any money to the fixed account.

2. ANNUITY PAYMENTS (THE INCOME PHASE)
--------------------------------------------------------------------------------

               You choose the date when annuity payments start under the Contract. This is the maturity date. You can change this date by giving us 30 days written notice. The maturity date cannot be earlier than the end of the fifth Contract year. The maturity date cannot be later than the annuitant's 90(th) birthday. The maturity date may be earlier for qualified Contracts.

               ELECTION OF ANNUITY PAYMENT OPTION. Before the maturity date, if the annuitant is alive, you may choose an annuity payment option or change your option. If you do not choose an annuity option by the maturity date, we will make payments under Option D (see page
               23) as a Variable Life Income with 10 years of guaranteed payments. You cannot change the annuity payment option after the maturity date.

               If you choose a variable payment option, you must specify how you want the annuity proceeds divided among the subaccounts as of the maturity date. If you do not specify, we will allocate the annuity proceeds in the same proportion as the annuity value is allocated among the investment options on the maturity date. After the maturity date, you may make transfers among the subaccounts, but you may not make transfers from or to the fixed account; we may limit subaccount transfers to one per Contract year.

               Unless you specify otherwise, the annuitant named on the application will receive the annuity payments. If the annuitant dies before the maturity date, you may change the annuitant. As of the maturity date and so long as we agree, you may elect a different annuitant or add a co-annuitant who will be a joint payee under a joint and survivor life income payment option. If you do not choose an annuitant, we will consider you to be the annuitant.

               SUPPLEMENTAL CONTRACT. Once you annuitize and if you have selected a fixed annuity payment option, the Contract will end and we will issue a supplemental Contract to describe the terms of the option you selected. The supplemental Contract will name who will receive the annuity payments and describe when the annuity payments will be made.

               ANNUITY PAYMENT OPTIONS UNDER THE CONTRACT

               The Contract provides five annuity payment options that are described below. You may choose any annuity payment option available under your Contract. You can choose to receive payments monthly, quarterly, semi-annually or annually.

               We will use your "annuity proceeds" to provide these payments. The "annuity proceeds" is your annuity value on the maturity date, less any premium tax that may apply. If your annuity payment would be less than $20, then we will pay you the annuity proceeds in one lump sum.

               FIXED ANNUITY INCOME PAYMENTS. If you choose annuity payment Option A, B or C, the dollar amount of each annuity payment will be fixed on the maturity date and guaranteed by us. The payment amount will depend on three things:

               - The amount of the annuity proceeds on the maturity date;

               - The interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3%); and

               - The specific payment option you choose.

               VARIABLE ANNUITY INCOME PAYMENTS. If you choose variable annuity payment Option D or E, the dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the Contract. The dollar amount of each additional variable payment will vary based on the investment performance of the subaccount(s) you invest in and the Contract's assumed investment return of 5%. The dollar amount of each variable payment after the first may increase, decrease or remain constant. If, after all charges are deducted, the actual investment performance exactly matches the Contract's assumed investment return of 5% at all times, then the dollar amount of the next variable annuity payment would remain the same. If actual investment performance, after all charges are deducted, exceeds the assumed investment return, then the dollar amount of the variable annuity payments would increase. But, if actual investment performance, less charges, is lower than the 5% assumed investment return, then the dollar amount of the variable annuity payments would decrease. The portfolio in which you are invested must grow at a rate at least equal to the 5% assumed investment return (plus the mortality and expense risk charge of 0.50% annually and the administrative charge of 0.15% annually) in order to avoid a decrease in the dollar amount of variable annuity payments. For more information on how variable annuity income payments are determined, see the SAI.

               If you elect a variable annuity payment option, we deduct a daily mortality and expense risk charge of 0.50% annually and an administrative charge of 0.15% annually from your subaccount assets.

               The annuity payment options are explained below. Some of the annuity payment options may not be available in all states. Options A, B, and C are fixed only. Options D and E are variable only.

               FIXED ANNUITY PAYMENT OPTIONS

               Payment Option A - Fixed Installments: We will pay the annuity in equal payments over a fixed period of 5, 10, 15 or 20 years or any other fixed period acceptable to Western Reserve.

               Payment Option B - Life Income - Fixed Payments:

               - No Period Certain - We will make level payments only during the annuitant's lifetime; or

               - 10 Years Certain - We will make level payments for the longer of the annuitant's lifetime or 10 years; or

               - Guaranteed Return of Annuity Proceeds - We will make level payments for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the annuity proceeds.

               Payment Option C - Joint and Survivor Life Income - Fixed
               Payments: We will make level payments during the joint lifetime of the annuitant and a co-annuitant of your choice. Payments will be made as long as either person is living.

               For more information on how the fixed annuity payments are determined, see the SAI.

               VARIABLE ANNUITY PAYMENT OPTIONS

               Payment Option D - Variable Life Income: The annuity proceeds are used to purchase variable annuity units in the subaccounts you select. You may choose between:

               - No Period Certain - We will make variable payments only during the annuitant's lifetime; or

               - 10 Years Certain - We will make variable payments for the longer of the annuitant's lifetime or 10 years.

               Payment Option E - Variable Joint and Survivor Life Income: We will make variable payments during the joint lifetime of the annuitant and a co-annuitant of your choice. Payments will be made as long as either person is living.

               Other annuity payment options may be arranged by agreement with us.

               NOTE CAREFULLY: The death benefit payable after the maturity date will be affected by the annuity option you choose.

               IF:

               - you choose Life Income with No Period Certain or a Joint and
                 Survivor Life Income (fixed or variable); and

               - the annuitant(s) dies, for example, before the due date of the second annuity payment;

               THEN:

               - we may make only one annuity payment and there will be no death benefit payable.

               IF:

               - you choose Fixed Installments, Life Income with 10 Years
                 Certain, Life Income with Guaranteed Return of Annuity Proceeds, or Variable Life Income with 10 Years Certain; and

               - the person receiving payments dies prior to the end of the guaranteed period;

               THEN:

               - the remaining guaranteed payments will be continued to that person's beneficiary, or their value (determined at the date of death) may be paid in a single sum.

               We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the annuitant's address of record. The annuitant is responsible for keeping Western Reserve informed of the annuitant's current address of record.

3. PURCHASE
--------------------------------------------------------------------------------

               CONTRACT ISSUE REQUIREMENTS

               We will issue a Contract IF:

               - we receive the information we need to issue the Contract;

               - we receive a minimum initial purchase payment; and

               - you and the annuitant are age 85 or younger.

               PURCHASE PAYMENTS

               You should make checks or drafts for purchase payments payable only to "Western Reserve" and send them to our administrative office. Your check or draft must be honored in order for us to pay any associated payments and benefits due under the Contract.

               INITIAL PURCHASE REQUIREMENTS

               The initial purchase payment for most Contracts must be at least $2,500. We will credit your initial purchase payment to your Contract within two business days after the day we receive it and your complete Contract information at our administrative office. If we are unable to credit your initial purchase payment, we will contact you within five business days and explain why. We will also return your initial purchase payment at that time unless you tell us to keep it. We will credit your initial purchase payment as soon as we receive all necessary application information.

               The date on which we credit your initial purchase payment to your Contract is the Contract date. If we receive your complete Contract application and initial purchase payment on the 29th, 30th or 31st day of the month, your Contract date will be the 28th day of the month. We will, however, credit your initial purchase payment on the business day on which we actually receive the payment, provided your application is complete. The Contract date is used to determine Contract years, Contract months and Contract anniversaries.

               Generally, we will credit your initial purchase payment at the accumulation unit value computed at the end of the business day on which we receive it and have all necessary application information at our administrative office. Our business day closes at 4:00 p.m. Eastern Time. If we receive your initial purchase payment and complete application after the close of our business day, we will calculate and credit it as of the close of the next business day.

               Although we do not anticipate delays in processing your application, we may experience delays if agents fail to forward applications and purchase payments to our administrative office in a timely manner.

               If you wish to make purchase payments by bank wire, please instruct your bank to wire federal funds as follows:

               All First Bank of Baltimore
               ABA #052000113
               For credit to: Western Reserve Life
               Account #89539600
               Owner's Name:
               Contract Number:
               Attention: General Accounting

               We may reject any application or purchase payments for any reason permitted by law.

               ADDITIONAL PURCHASE PAYMENTS

               You are not required to make any additional purchase payments. However, you can make additional purchase payments as often as you like during the lifetime of the annuitant and prior to the maturity date. We will accept purchase payments by bank wire or by check. Additional purchase payments must be at least $100 ($1,000 if by wire). We will credit any additional purchase payments you make to your Contract at the accumulation unit value computed at the end of the business day on which we receive them at our administrative office. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. If we receive your purchase payments after the close of our business day, we will calculate and credit them as of the close of the next business day.

               MAXIMUM ANNUAL PURCHASE PAYMENTS

               We allow purchase payments up to a total of $1,000,000 per Contract year without prior approval. There is no limit on the total purchase payments you may make during the accumulation period.

               ALLOCATION OF PURCHASE PAYMENTS

               On the Contract date, we will allocate your purchase payment to the investment choices you selected on your application. Your allocation must be in whole percentages and must total 100%. We may in the future require that you allocate at least 10% of each payment to any particular investment choice. We will allocate additional purchase payments in accordance with your current purchase payment allocation instructions.

               You may change allocations for future additional purchase payments by writing or telephoning the administrative office, subject to the limitations described below under Telephone Transactions on page 36. The allocation change will apply to purchase payments received after the date we receive the change request.

               YOU SHOULD REVIEW PERIODICALLY HOW YOUR PAYMENTS ARE DIVIDED AMONG THE SUBACCOUNTS BECAUSE MARKET CONDITIONS AND YOUR OVERALL FINANCIAL OBJECTIVES MAY CHANGE.

               RIGHT TO CANCEL PERIOD

               You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will be the total purchase payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original purchase payment(s). We determine the value of the refund as of the date we receive your written notice of cancellation and the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void. In some states you may have more than 10 days and/or receive a different refund amount.

               POLICY DELIVERY RECEIPT

               You will be given 30 days after receipt of your Contract to sign and return the Policy Delivery Receipt Form. Your signature on the Policy Delivery Receipt Form is the acceptance for your Contract. If after 30 days, we have not received the signed form, we will follow up with a reminder letter. After 60 days, if we have still not received this signed form, we will send another request by certified mail. If the certified mail slip is returned, but the Policy Delivery Receipt is still not received, we will assume you have accepted this Contract. Also, if, at any time after we issue this Contract, you have made any of the following transactions: partial withdrawals, systematic partial withdrawals, transfers, automatic monthly investing and/or additional purchase payments, we will assume you have accepted this Contract.

               ANNUITY VALUE

               You should expect your annuity value to change from valuation period to valuation period to reflect the investment performance of the portfolios, the interest credited to your value in the fixed account, and the fees and charges we deduct. A valuation period begins at the close of business on each business day and ends at the close of business on the next valuation date. A valuation date is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 P.M. Eastern Time. We observe the same holidays as the NYSE.

               ACCUMULATION UNITS

               We measure the value of your Contract during the accumulation period by using a measurement called an accumulation unit. During the income phase, we use a measurement called an annuity unit. When you direct money into a subaccount, we credit your Contract with accumulation units for that subaccount. We determine how many accumulation units to credit by dividing the dollar amount you direct to the subaccount by the subaccount's accumulation unit value as of the end of that valuation date. If you withdraw or transfer out of a subaccount, or if we assess a transfer or annual Contract charge, we subtract accumulation units from the subaccounts using the same method.

               Each subaccount's accumulation unit value was set at $10 when the subaccount started. We recalculate the accumulation unit value for each subaccount at the close of each valuation date. The new accumulation unit value reflects the investment performance and the fees and expenses of the underlying portfolio, and the daily deduction of the mortality and expense risk charge and the administrative charge. For a detailed discussion of how we determine accumulation unit values, see the SAI.

4. INVESTMENT CHOICES
--------------------------------------------------------------------------------

               THE SEPARATE ACCOUNT

               The separate account currently consists of 13 subaccounts.

               JANUS ASPEN SERIES

               Each subaccount invests exclusively in the Institutional Shares of one portfolio of the Trust. Janus Capital Management LLC serves as the investment adviser to each portfolio. The portfolios are listed below.

               Growth Portfolio
               Aggressive Growth Portfolio
               Capital Appreciation Portfolio
               Strategic Value Portfolio
               Core Equity Portfolio*
               Balanced Portfolio
               Growth and Income Portfolio
               International Growth Portfolio
               Worldwide Growth Portfolio
               Global Life Sciences Portfolio
               Global Technology Portfolio
               Flexible Income Portfolio
               Money Market Portfolio

               * Formerly, Equity Income Portfolio.

               The general public may not purchase these portfolios. Their investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser that are sold directly to the public. You should not expect that the investment results of the other portfolios and mutual funds will be comparable to those of the portfolios offered by this prospectus.

               THERE IS NO ASSURANCE THAT A PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVE(S). FOR EXAMPLE, DURING EXTENDED PERIODS OF LOW INTEREST RATES, THE YIELD OF A MONEY MARKET SUBACCOUNT MAY BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE. MORE DETAILED INFORMATION, INCLUDING AN EXPLANATION OF EACH PORTFOLIO'S

               INVESTMENT OBJECTIVE, MAY BE FOUND IN THE TRUST'S CURRENT PROSPECTUSES, WHICH ARE ATTACHED TO THIS PROSPECTUS. YOU SHOULD READ THE PROSPECTUSES FOR THE TRUST CAREFULLY BEFORE YOU INVEST.

               Please contact our administrative office at 1-800-504-4440 (Monday-Friday 9:00 a.m.-6:00 p.m. Eastern Time) or visit our website (www.janus.com) to obtain an additional copy of the Trust prospectus containing more complete information concerning the Trust and portfolios.

               We do not guarantee that each portfolio will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable laws, to add new portfolios, close existing portfolios, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers.

               THE FIXED ACCOUNT

               Purchase payments you allocate to and amounts you transfer to the fixed account become part of the general account of Western Reserve. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Accordingly, neither the general account nor any interests in the general account is generally subject to the provisions of the 1933 Act or 1940 Act. Western Reserve has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus which relates to the fixed account.

               We guarantee that the interest credited to the fixed account will not be less than 4% per year. We have no formula for determining fixed account interest rates. We establish the interest rate, at our sole discretion, for each purchase payment or transfer into the fixed account. Rates are guaranteed for at least one year.

               If you select the fixed account, your money will be placed with the other general assets of Western Reserve. All assets in our general account are subject to the general liabilities of our business operations. The amount of money you are able to accumulate in the fixed account during the accumulation period depends upon the total interest credited. The amount of annuity payments you receive during the income phase under a fixed annuity option will remain level for the entire income phase. You may not transfer money between the fixed account and the subaccounts during the income phase.

               When you request a transfer or partial withdrawal from the fixed account, we will account for it on a first-in, first-out ("FIFO") basis, for purposes of crediting your interest. This means that we will take the deduction from the oldest money you have put in the fixed account. You may transfer money from the fixed account to the subaccounts once each Contract year, subject to certain restrictions. You may not transfer money between the fixed account and the subaccounts during the income phase. You may not make partial withdrawals from the fixed account unless we consent.

               The fixed account is not available in all states. Residents of New Jersey and Washington may not direct or transfer any money to the fixed account.

               TRANSFERS

               During the accumulation period, you may make transfers from any subaccount as often as you wish. However, if you elect the asset rebalancing program, you may not make any transfers if you want to continue in the program. A transfer would automatically cancel your participation in the asset rebalancing program.

               Transfers from the fixed account are allowed once each Contract year. We must receive written notice at our administrative office within 30 days after a Contract anniversary. The amount that may be transferred is the greater of: (1) 50% of the dollar amount in the fixed account, or (2) the amount you transferred out of the fixed account in the previous Contract year. Although we currently allow you to transfer 50% of the dollar amount in the fixed account, we reserve the right to reduce this percentage to 25%.

               During the income phase of your Contract, you may transfer values from one subaccount to another. No transfers may be made to or from the fixed account during the income phase. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the variable annuity units in the subaccount from which the transfer is being made.

               No transfers may be made to or from the fixed account after the maturity date. We may limit subaccount transfers to once per Contract year.

               The fixed account is not available in all states. Residents of New Jersey and Washington may not transfer any of their Contract value to the fixed account.

               Transfers may be made by telephone, subject to limitations described below under Telephone Transactions on page 36.

               If you make more than 12 transfers from the subaccounts in any Contract year, we will charge you $10 for each additional transfer you make during that year. Currently, there is no charge for transfers from the fixed account.

               Transfers to and from the subaccounts will be processed based on the accumulation unit values determined at the end of the business day on which we receive your written, telephoned, or faxed request at our administrative office, provided we receive your request before the close of our business day (usually 4:00 p.m. Eastern Time). If we receive your request at our administrative office after the close of our business day, we will process the transfer request using the accumulation unit value for the next business day.

               COSTS AND MARKET TIMING. Some investors try to profit from various strategies known as market timing; for example, switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall, or switching from one portfolio to another and then back again after a short period of time. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all portfolios have adopted special policies to discourage short-term trading. Specifically, each portfolio reserves the right to reject any transfer request that it regards as disruptive to efficient portfolio management. A transfer request could be rejected because of the timing of the investment or because of a history of excessive transfers by the owner.

               THE PORTFOLIOS DO NOT PERMIT MARKET TIMING. DO NOT INVEST WITH US IF YOU ARE A MARKET TIMER. WHEN WE IDENTIFY YOU AS A MARKET TIMER, WE WILL IMMEDIATELY NOTIFY YOUR AGENT WHO WILL THEN NOTIFY YOU THAT ANY ADDITIONAL REQUESTS FOR TRANSFERS WILL BE SUBJECT TO CERTAIN RESTRICTIONS, INCLUDING THE LOSS OF ELECTRONIC AND TELEPHONE TRANSFER PRIVILEGES.

               The Contract you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to the underlying portfolio and increase transaction costs. We reserve the right to reject any purchase payment or transfer request from any person if, in our judgment, the payment or transfer or series of transfers would have a negative impact on a portfolio's operations or if a portfolio would reject our purchase order. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege.

               We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.

               SYSTEMATIC EXCHANGES

               Systematic exchanges allows you to transfer systematically a specific amount each month from the fixed account, the Money Market subaccount, the Flexible Income subaccount, or any combination of these accounts to a different subaccount. You may specify the dollar amount to be transferred monthly; however, you must transfer a minimum of $100 per exchange. To qualify, a minimum of $2,500 must be in each subaccount from which we make the transfer.

               There is no charge for this program. However, these transfers do count towards the 12 free transfers allowed during each Contract year.

               If you make systematic exchanges from the fixed account, each month you may transfer no more than 1/10th of the dollar amount in the fixed account on the date you start systematic exchanges.

               By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the portfolios only when the price is high. Systematic exchanges do not guarantee a profit and it does not protect you from loss if market prices decline.

               We reserve the right to discontinue offering systematic exchanges 30 days after we send notice to you. Systematic exchanges are not available if you have elected the asset rebalancing program or if you elect to participate in any asset allocation service provided by a third party.

               ASSET REBALANCING PROGRAM

               During the accumulation period you can instruct us to rebalance automatically the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing. To enter into asset rebalancing, please send a request form to the administrative office. To end participation in asset rebalancing, please call or write to the administrative office. Entrance to the asset rebalancing program is limited to once per Contract year. However, we will not rebalance if you are in systematic exchanges, if you are taking systematic partial withdrawals, if you elect to participate in any asset allocation service provided by a third party, or if you request any other transfer. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

               To qualify for asset rebalancing, a minimum annuity value of $2,500 for an existing Contract, or a minimum initial purchase payment of $2,500 for a new Contract, is required. Any annuity value in the fixed account value may not be included in the asset rebalancing program. Asset rebalancing does not guarantee gains, nor does it assure that any subaccount will not have losses.

               There is no charge for this program. However, each reallocation which occurs under asset rebalancing will be counted towards the 12 free transfers allowed during each Contract year.

               We reserve the right to discontinue, modify or suspend the asset rebalancing program at any time.

               TELEPHONE TRANSACTIONS

               You may make additional purchase payments, request transfers and change the allocation of additional purchase payments by telephone if you complete the appropriate form for telephone transfers.

               When you make an additional purchase by telephone, we will automatically debit your predesignated bank account for the requested amount. Call 1-800-504-4440 (Monday-Friday, 9:00 A.M.-6:00 P.M., Eastern Time) to request the proper form to be completed.

               To make telephone transfers, allocation changes or partial withdrawals, call 1-800-504-4440 (Monday-Friday, 9:00 A.M.-6:00 P.M., Eastern Time). You will be required to provide certain information for identification purposes when you request a transaction by telephone. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine.

               We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies or there may be interruptions in telephone service or problems with computer systems that are beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. Outages or slowdowns may prevent or delay our receipt of your request.

               In addition, you should protect your personal identification number ("PIN") because self-service options will be available to your agent of record and to anyone who provides your PIN. We will not be able to verify that the person providing instructions via an automated telephone or online system is you or is authorized to act on your behalf.

               Telephone orders must be received before 4:00 P.M. Eastern Time to assure same-day pricing of the transaction. We may discontinue this option at any time.

5. EXPENSES
--------------------------------------------------------------------------------

               There are charges and expenses associated with your Contract that reduce the return on your investment in the Contract. Unless we indicate otherwise, the expenses described below apply only during the accumulation period.

               PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS

               During the accumulation period, you can withdraw part or all of the cash value. We will not deduct any withdrawal charges. Cash value is the annuity value less any applicable premium taxes. Withdrawals may be subject to tax and a penalty may apply.

               MORTALITY AND EXPENSE RISK CHARGE

               We charge a fee as compensation for bearing certain mortality and expense risks under the Contract. Examples include a guarantee of annuity rates, the death benefits, certain Contract expenses, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the Contract. The mortality and expense risk charge is equal, on an annual basis, to 0.50% of the average daily net assets that you have invested in each subaccount. This charge is deducted daily from the subaccounts during the accumulation period. If you elect variable annuity income payments, we will continue to deduct this charge during the income phase.

               If this charge does not cover our actual mortality and expense risk costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profits to cover distribution costs.

               ADMINISTRATIVE CHARGE

               We deduct an annual administrative charge to cover the costs of administering the Contracts. This charge is assessed daily and is equal to 0.15% per year of the daily net assets that you have invested in each subaccount. This charge is deducted from the subaccounts during the accumulation period. If you elect variable annuity income payments, we will continue to deduct this charge during the income phase. This charge is guaranteed not to be increased.

               ANNUAL CONTRACT CHARGE

               We deduct an annual Contract charge of $30 from your annuity value on each Contract anniversary during the accumulation period. We deduct this charge from the fixed account and each subaccount in proportion to the amount of annuity value in each account. We deduct the charge to cover our costs of administering the Contract. We currently waive this charge if the annuity value of your Contract equals or exceeds $25,000 on the Contract anniversary when this charge is payable. Although the Contract permits us to assess this charge if you surrender your Contract, we currently waive this charge on surrender. We reserve the right to modify this waiver upon 30 days written notice to you.

               TRANSFER CHARGE

               You are allowed to make 12 free transfers among the subaccounts per Contract year. If you make more than 12 transfers per Contract year, we charge $10 for each additional transfer. We deduct the charge from the amount transferred. Systematic exchange transfers and asset rebalancing are considered transfers. All transfer requests made on the same day are treated as a single request. We deduct the charge to compensate us for the cost of processing the transfer.

               PREMIUM TAXES

               Some states assess premium taxes on the purchase payments you make. A premium tax is a regulatory tax that some states assess on the purchase payments made into a contract. If we should have to pay any premium tax, we may deduct the tax from each purchase payment or from the accumulation unit value as we incur the tax. We may deduct the total amount of premium taxes, if any, from the annuity value when:

               - you elect to begin receiving annuity payments;

               - you surrender the Contract;

               - you request a partial withdrawal; or

               - a death benefit is paid.

               As of the date of this prospectus, the following states assess a premium tax on all initial and subsequent purchase payments:

            State                     Qualified Contracts    Nonqualified Contracts
            -----                     -------------------    ----------------------
            South Dakota                     0.00%                   1.25%
            Wyoming                          0.00%                   1.00%

               As of the date of this prospectus, the following states assess a premium tax against the accumulation unit value if you choose an annuity payment option instead of receiving a lump sum distribution:

            State                   Qualified Contracts    Nonqualified Contracts
            -----                   -------------------    ----------------------
            California                     0.50%                   2.35%
            Maine                          0.00%                   2.00%
            Nevada                         0.00%                   3.50%
            West Virginia                  1.00%                   1.00%

               FEDERAL, STATE AND LOCAL TAXES

               We deduct charges from the Contract for any taxes we incur because of the Contract.

               PORTFOLIO MANAGEMENT FEES

               The value of the assets in each subaccount is reduced by the management fees and expenses paid by the portfolios of the Trust. These fees and expenses reduce the value of your portfolio shares. A description of these fees and expenses is found in the Annuity Contract Fee Table on page 15 of this prospectus and in the Trust prospectus.

6. TAXES
--------------------------------------------------------------------------------

               NOTE: WESTERN RESERVE HAS PREPARED THE FOLLOWING INFORMATION ON FEDERAL INCOME TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISOR ABOUT YOUR OWN CIRCUMSTANCES. WE BELIEVE THAT THE CONTRACT QUALIFIES AS AN ANNUITY CONTRACT FOR FEDERAL INCOME TAX PURPOSES AND THE FOLLOWING DISCUSSIONS ASSUMES IT SO QUALIFIES. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE SAI.

               ANNUITY CONTRACTS IN GENERAL

               Deferred annuity contracts are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Code for annuities.

               Simply stated, these rules provide that generally you will not be taxed on the earnings, if any, on the money held in your annuity Contract until you take the money out either as a partial withdrawal or complete surrender, as annuity payments, or as a death benefit. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract - qualified or nonqualified (discussed below).

               When a non-natural person (e.g., corporations or certain other entities other than tax-qualified trusts) owns a nonqualified Contract, the Contract will generally not be treated as an annuity for tax purposes.

               QUALIFIED AND NONQUALIFIED CONTRACTS

               If you purchase the Contract under an individual retirement annuity, your Contract is referred to as a qualified Contract.

               If you purchase the Contract as an individual and not under a qualified Contract, your Contract is referred to as a nonqualified Contract.

               Because variable annuity contracts provide federal tax deferral whether purchased as a qualified Contract or nonqualified

               Contract, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a qualified Contract.

               A qualified Contract may be used in connection with an:

               - Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the Contract. A Roth IRA also allows individuals to make contributions to the Contract, but it does not allow a deduction for contributions. Roth IRA distributions may be tax-free if the owner meets certain rules.

               There are limits on the amount of annual contributions you can make to these plans. Other restrictions may apply. The terms of the plan may limit your rights under a qualified Contract. You should consult your legal counsel or tax advisor if you are considering purchasing a Contract for use with any retirement plan. We have provided more detailed information on IRAs and the tax consequences associated with them in the SAI.

               PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS - NONQUALIFIED CONTRACTS

               In general, if you make a partial withdrawal or systematic partial withdrawal from your Contract, the Code treats that withdrawal as first coming from earnings and then from your purchase payments. When you make a partial withdrawal, you are taxed on the amount of the withdrawal that is earnings. When you make a complete surrender, you are generally taxed on the amount that your surrender proceeds exceed your purchase payments, reduced by amounts withdrawn which were not includable in gross income. Pledges and assignments are taxed in the same manner as partial withdrawals and complete surrenders. Different rules apply for annuity payments.

               In the event of a partial withdrawal or systematic partial withdrawal from, or complete surrender of, a nonqualified Contract, we will withhold for tax purposes the minimum amount required by law, unless the owner affirmatively elects, before payments begin, to have either nothing withheld or a different amount withheld.

               The Code also provides that withdrawn earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:

               - paid on or after the taxpayer reaches age 59 1/2;

               - paid after an owner dies;

               - paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

               - paid in a series of substantially equal payments made annually
                 (or more frequently) under a lifetime annuity;

               - paid under an immediate annuity; or

               - which come from purchase payments made prior to August 14,
                 1982.

               MULTIPLE CONTRACTS

               All nonqualified, deferred annuity contracts entered into after October 21, 1988 that we issue (or our affiliates issue) to the same owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual's gross income. There may be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. You should consult a competent tax advisor before purchasing more than one Contract or other annuity contracts.

               DIVERSIFICATION AND DISTRIBUTION REQUIREMENTS

               The Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Qualified and nonqualified Contracts must meet certain distribution requirements upon an owner's death in order to be treated as an annuity contract. A qualified Contract (except a Roth IRA) must also meet certain distribution requirements during the owner's life. These diversification and distribution requirements are discussed in the SAI. We may modify the Contract to attempt to maintain favorable tax treatment.

               PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS - QUALIFIED CONTRACTS

               The above information describing the taxation of nonqualified Contracts does not apply to qualified Contracts. There are special rules that govern qualified Contracts, including rules restricting when amounts can be paid from the Contracts and providing that a penalty tax may be assessed on amounts distributed from the Contract prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. We have provided more information in the SAI.

               In the case of a partial withdrawal, systematic partial withdrawal, or complete surrender distributed to a participant or beneficiary under a qualified Contract (other than a Roth IRA as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the total annuity value. The "investment in the contract" generally equals the portion, if any, of any purchase payments paid by or on behalf of an individual under a Contract which is not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero.

               Pledges and assignments of qualified Contracts are taxed in the same manner as withdrawals from such Contracts.

               TAXATION OF DEATH BENEFIT PROCEEDS

               We may distribute amounts from the Contract because of the death of an owner or the annuitant. Generally, such amounts are includable in the income of the recipient:

               - if distributed in a lump sum, these amounts are taxed in the same manner as a complete surrender; or

               - if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

               For these purposes, the "investment in the contract" is not affected by the owner's or annuitant's death. That is, the "investment in the contract" remains generally the total purchase payments, less amounts received which were not includable in gross income.

               ANNUITY PAYMENTS

               Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified Contracts (other than a Roth IRA, as to which there are special rules), only a portion of the annuity payments you receive will be includable in your gross income.

               The excludable portion of each annuity payment you receive generally will be determined as follows:

               - Fixed payments - by dividing the "investment in the contract"
                 on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

               - Variable payments - by dividing the "investment in the
                 contract" on the maturity date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

               The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income and subject to tax as ordinary income.

               If we permit you to select more than one annuity payment option, special rules govern the allocation of the Contract's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax advisor as to the potential tax effects of allocating amounts to any particular annuity payment option.

               If, after the maturity date, annuity payments stop because of an annuitant's death, the excess (if any) of the "investment in the contract" as of the maturity date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last tax return.

               TRANSFERS, ASSIGNMENTS OR EXCHANGES OF CONTRACTS

               If you transfer your ownership or assign a Contract, designate an annuitant or other beneficiary who is not also the owner, select certain maturity dates, or change annuitants, you may trigger certain income or gift tax consequences that are beyond the scope of this discussion. If you contemplate any such transfer, assignment, selection, or change, you should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

               POSSIBLE TAX LAW CHANGES

               Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the Contract.

               We have the right to modify the Contract to meet the requirements of any applicable federal or state laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend that the above discussion be construed as tax advice.

7. ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

               PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS

               During the accumulation period, you can have access to the money in your Contract in several ways:

               - by making a withdrawal (either a partial withdrawal or complete surrender); or

               - by taking annuity payments.

               If you want to surrender your Contract completely, you will receive cash value, which equals the annuity value of your Contract minus any premium taxes.

               The cash value will be determined at the accumulation unit value next determined as of the end of the business day (usually 4:00 p.m. Eastern Time) on which we receive your request for partial withdrawal or complete surrender at our administrative office, unless you specify a later date in your request.

               No partial withdrawal is permitted if the withdrawal would reduce the cash value below $2,500. You may not make partial withdrawals from the fixed account unless we consent. Unless you tell us otherwise, we will take the partial withdrawal from each of the investment choices in proportion to your current purchase payment allocation instructions.

               Remember that any partial withdrawal you make will reduce the annuity value and might reduce the amount of the death benefit. See Section 9, Death Benefit, and the SAI for more details.

               Income taxes, federal tax penalties and certain restrictions may apply to any partial withdrawals or any complete surrender you make.

               We must receive a properly completed surrender request which must contain your original signature. If you live in a community property state, your spouse must also sign the surrender request. We will accept telephone requests for partial withdrawals as long as the withdrawal proceeds are being sent to the address of record. The maximum withdrawal amount you may request by telephone is $50,000.

               When we incur extraordinary expenses, such as wire transfers or overnight mail expenses, for expediting delivery of your partial withdrawal or complete surrender payment, we will deduct that charge from the payment. We charge $25 for a wire transfer and $20 for an overnight delivery ($30 for Saturday delivery).

               For your protection, we will require a signature guarantee for:

               - all requests for partial withdrawals or complete surrenders over $500,000;

               - where the partial withdrawal or surrender proceeds will be sent to an address other than the address of record; or

               - any request for a partial withdrawal or complete surrender within 30 days of an address change.

               All signature guarantees must be made by:

               - a national or state bank;

               - a member firm of a national stock exchange; or

               - any institution that is an eligible guarantor under SEC rules and regulations.

               Notarization is not an acceptable form of signature guarantee.

               If the Contract's owner is not an individual, additional information may be required. If you own a qualified Contract, the Code may require your spouse to consent to any withdrawal. For more information, call us at 1-800-504-4440 (Monday-Friday, 9:00 A.M.-6:00 P.M., Eastern Time).

               DELAY OF PAYMENT AND TRANSFERS

               Payment of any amount due from the separate account for a partial withdrawal, a complete surrender, a death benefit, or on the death of the owner of a nonqualified Contract, will generally occur within seven days from the date all required information is received by us. We may be permitted to defer such payment from the separate account if:

               - the NYSE is closed for other than usual weekends or holidays or trading on the NYSE is otherwise restricted; or

               - an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

               - the SEC permits a delay for the protection of owners.

               In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

               Pursuant to the requirements of certain state laws, we reserve the right to defer payment of transfers, partial withdrawals, complete surrenders, and death benefits from the fixed account for up to six months.

               If mandated under applicable law, we may be required to reject a purchase payment and/or block a Contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders or death benefits until instructions are received from the appropriate regulators.

               SYSTEMATIC PARTIAL WITHDRAWALS

               During the accumulation period, you can elect to receive regular payments from your Contract by using systematic partial withdrawals. Unless you specify otherwise, we will deduct systematic partial withdrawal amounts from each subaccount (and, if we consent, the fixed account) in proportion to your current purchase payment allocation instructions. Payments are made monthly, quarterly, semi-annually or annually, in equal payments of at least $200 ($50 if by direct deposit). Your initial purchase payment, if a new Contract, or your annuity value, if an existing Contract, must equal at least $2,500. We will not process a systematic partial withdrawal if the cash value for the entire Contract would be reduced below $25,000. No systematic partial withdrawals are permitted from the fixed account without our prior consent.

               There is no charge for taking systematic partial withdrawals. You may stop systematic partial withdrawals at any time, but we must receive written notice at our administrative office at least 30 days prior to the date systematic partial withdrawals are to be discontinued. We reserve the right to discontinue offering systematic partial withdrawals 30 days after we send you written notice.

               YOU CAN TAKE SYSTEMATIC PARTIAL WITHDRAWALS DURING THE ACCUMULATION PERIOD ONLY. ON THE MATURITY DATE, YOU MUST ANNUITIZE THE CONTRACT AND SYSTEMATIC PARTIAL WITHDRAWAL PAYMENTS MUST STOP.

               Income taxes, federal tax penalties and other restrictions may apply to any systematic partial withdrawal you receive.

8. PERFORMANCE
--------------------------------------------------------------------------------

               We periodically advertise performance of the subaccounts and investment portfolios. We may disclose at least four different kinds of performance.

               First, we may disclose standardized total return figures for the subaccounts that reflect the deduction of all charges assessed during the accumulation period under the Contract, including the mortality and expense charge, the administrative charge, and the annual Contract charge. These figures are based on the actual historical performance of the subaccounts investing in the underlying portfolios since their inception, adjusted to reflect current Contract charges.

               Second, we may disclose total return figures on a non-standardized basis. This means that the data may be presented for different time periods and different dollar amounts. We will only disclose non-standardized performance data if it is accompanied by standardized total return data.

               Third, we may present historic performance data for the portfolios since their inception reduced by some or all fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.

               Fourth, we may include in our advertising and sales materials, tax-deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets.

               Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

9. DEATH BENEFIT
--------------------------------------------------------------------------------

               PAYMENTS ON DEATH

               We will pay death benefit proceeds to your beneficiary(ies), under certain circumstances, if you are both an owner and annuitant, and you die during the accumulation period (that is before the maturity date). A beneficiary may choose to receive payment of his or her portion of the death benefit proceeds under a life annuity payment option; to continue the Contract in the accumulation period for a specified number of years; or to receive a lump sum payment. Death benefit provisions may vary from state to state.

               If a beneficiary does not choose one of these options, then the default option for nonqualified Contracts is complete distribution of the beneficiary's interest within 5 years of the owner's death, and the default option for qualified Contracts is payout over a beneficiary's life expectancy. Please see Alternate Payment Elections Before the Maturity Date on page 57 for details.

               BEFORE THE MATURITY DATE. Payment of the death benefit proceeds depends on the status of the person who dies, as shown below:

   ----------------------------------------------------------------------------
   PERSON WHO DIES BEFORE MATURITY DATE                 BENEFIT
   ----------------------------------------------------------------------------
   If an owner and the annuitant are         Then, the DEATH BENEFIT
   the SAME person, and that person          PROCEEDS will be paid to the
   dies:                                     beneficiaries,(1)(2)(4) if
                                             alive, or the surviving spouse
                                             may, in some cases, continue
                                             the Contract.(3)
   ----------------------------------------------------------------------------



   If the surviving spouse who               Then, we pay the death benefit
   continued the Contract dies:              proceeds to the beneficiaries,
                                             if alive, otherwise to the
                                             surviving spouse's estate.
   ----------------------------------------------------------------------------



   If an owner and the annuitant are         Then, the owner becomes the
   NOT the same person, and an               annuitant and the Contract
   annuitant dies first:                     continues.
   ----------------------------------------------------------------------------



   If an owner and the annuitant are         Then, we pay the cash value to
   NOT the same person, and an owner         the successor owner named by
   dies first:                               the deceased owner(1)(5)(6)(7)
                                             or if the successor owner is
                                             the surviving spouse, then the
                                             Contract continues with the
                                             surviving spouse as the new
                                             owner.(6)
   ----------------------------------------------------------------------------

(1) The Code requires that payment to the beneficiaries or successor owners be made in a certain manner and within certain strict timeframes. We discuss these timeframes in Alternate Payment Elections Before the Maturity Date, below.

(2) If neither the surviving spouse nor any beneficiary is alive on the death report day, then the death benefit proceeds are paid to the owner's estate. If the sole beneficiary was living on the owner's date of death, but died before the death report day, the death benefit is paid to the owner's estate, not to the beneficiary's estate.

(3) If the sole beneficiary is the deceased owner's surviving spouse, then the surviving spouse may elect to continue the Contract in force as the new owner and annuitant. On the surviving spouse's death, we will pay the death benefit under the terms of the Contract to the beneficiaries, if alive, otherwise to the surviving spouse's estate.

(4) If there are multiple beneficiaries, each beneficiary may elect, individually, how he or she wishes to receive his or her proportionate share of the death benefit proceeds.

(5) If the successor owner is alive and is the deceased owner's surviving spouse at the time of the deceased owner's death, then the Contract will continue with the spouse as the new owner.

(6) If the successor owner is not the deceased owner's surviving spouse, then any living successor owner must receive the cash value in the manner and within the timeframes discussed below in Alternate Payment Elections Before the Maturity Date.

(7) If no successor owner is alive, the cash value must be distributed to the owner's estate within 5 years of the deceased owner's death.

               Different rules apply if the owner, successor owner or beneficiary is not a natural person. Please consult the SAI or your Contract for more details.

               AFTER THE MATURITY DATE. The death benefit paid after the start of annuity payments depends upon the annuity option you selected. See Fixed Annuity Payment Options and Variable Annuity Payment Options on pages 22 and 23. Not all payment options provide for a death benefit.

               If an annuitant dies on or after the start of annuity payments, the remaining portion of any interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the annuitant's death.

               AMOUNT OF DEATH BENEFIT BEFORE THE MATURITY DATE

               Death benefit provisions may differ from state to state. The death benefit proceeds may be paid as a lump sum, as substantially equal payments while the Contract continues in the accumulation period for a specified number of years, or as annuity payments, but in all events will be paid in accordance with any applicable federal and state laws, rules and regulations.

               If an owner who is the annuitant dies before the maturity date and if the death benefit proceeds are payable, the death benefit will be the greater of:

               - the annuity value of your Contract on the death report day; or

               - the total purchase payments you make to the Contract, reduced by partial withdrawals.

               The death benefit proceeds are reduced by any premium taxes due.

               The death benefit proceeds are not payable after the maturity date.

               ALTERNATE PAYMENT ELECTIONS BEFORE THE MATURITY DATE

               If a beneficiary is entitled to receive the death benefit proceeds, a beneficiary may elect to receive the death benefit in a lump sum payment or to receive payment under one of the following options that provides for complete distribution and termination of this Contract at the end of the distribution period:

               1.   within 5 years of the date of the owner's death;

               2. over the beneficiary's lifetime, with payments beginning within one year of the deceased owner's death; or

               3. over a specific number of years, not to exceed the beneficiary's life expectancy, with payments beginning within one year of the owner's death.

               To determine payments, we may use the "account-based" method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary's current life expectancy, with payments beginning within one year of the deceased owner's death.

               Different rules may apply if the Contract is an IRA.

               Multiple beneficiaries may choose individually among any of these options.

               If a beneficiary chooses 1 or 3 above, this Contract remains in effect and remains in the accumulation period until it terminates at the end of the elected period. The beneficiary's proportionate share of the death benefit proceeds becomes the new annuity value. If a beneficiary chooses 2 above, the Contract remains in effect, but moves into the income phase with that beneficiary receiving payments under a life annuity payout option. Special restrictions apply to options 1 and 3 above. See the SAI for more details.

               These Alternate Payment Elections do not apply if the sole beneficiary (or successor owner) is the surviving spouse of the deceased owner and the surviving spouse continues the Contract. These Alternate Payment Elections do apply when we pay the cash value to the successor owner on the death of an owner who is not the annuitant.

10. OTHER INFORMATION
--------------------------------------------------------------------------------

               OWNERSHIP

               You, as owner of the Contract, exercise all rights under the Contract, including the right to transfer of ownership (subject to any assignee or irrevocable beneficiary's consent). You can change the owner at any time by notifying us in writing at our administrative office. An ownership change may be a taxable event.

               ANNUITANT

               The annuitant is the person named in the application to receive annuity payments. If no person is named, the owner will be the annuitant. As of the maturity date, and upon our agreement, the owner may change the annuitant or, if either annuity Option C or Option E has been selected, add a co-annuitant. On the maturity date, the annuitant(s) will become the payee(s) and receive the annuity payments.

               BENEFICIARY

               The beneficiary is the person who receives the death benefit proceeds when an owner who is also the annuitant dies. You may change the beneficiary(ies) during the lifetime of the annuitant, subject to the rights of any irrevocable beneficiary. Any change must be made in writing and received by us at our administrative office and, if accepted, will be effective as of the date on which the request was signed by the owner. Before the maturity date, if the owner who is the annuitant dies, and no beneficiary is alive on the death report day, the owner's estate will be the beneficiary. In the case of certain qualified Contracts, the Treasury Regulations prescribe certain limitations on the designation of a beneficiary. See the SAI for more details on the beneficiary.

               SUCCESSOR OWNER

               If an owner who is not the annuitant dies before the annuitant and the successor owner is not the owner's spouse, the successor owner will become the new owner and receive the cash value.

               ASSIGNMENT

               You can also assign the Contract any time before the maturity date. We will not be bound by the assignment until we receive written notice of the assignment at our administrative office. We will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. An assignment may be a taxable event. There may be limitations on your ability to assign a qualified Contract and such assignments may be subject to tax penalties and taxed as distributions under the Code.

               WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

               Western Reserve was incorporated under the laws of Ohio on October 1, 1957. It is engaged in the business of writing life insurance policies and annuity contracts. Western Reserve is wholly owned by First AUSA Life Insurance Company, a stock life insurance company which is wholly owned indirectly by AEGON USA, Inc. ("AEGON USA"), which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Western Reserve is licensed in the District of Columbia, Guam, Puerto Rico and in all states except New York.

               THE SEPARATE ACCOUNT

               Western Reserve established a separate account, called the WRL Series Annuity Account B, under the laws of the State of Ohio on May 24, 1993. The separate account is divided into subaccounts, each of which invests exclusively in shares of a mutual fund portfolio. Currently, there are 13 subaccounts offered through this Contract. Western Reserve may add, delete or substitute subaccounts or investments held by the subaccounts, and we reserve the right to change the investment objective of any subaccount, subject to applicable law as described in the SAI. In addition, the separate account may be used for other variable annuity contracts issued by Western Reserve.

               The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the contracts of the separate account or Western Reserve.

               The assets of the separate account are held in Western Reserve's name on behalf of the separate account and belong to Western Reserve. However, the assets underlying the Contracts are not chargeable with liabilities arising out of any other business Western Reserve may conduct. The income, gains and losses, realized and unrealized, from the assets allocated to each subaccount are credited to and charged against that subaccount without regard to the income, gains and losses from any other of our accounts or subaccounts.

               Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. In addition, the SEC maintains a web site (www.sec.gov) that contains other information regarding the separate account.

               EXCHANGES

               You can generally exchange one annuity contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old contract, and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may also have to pay federal income tax, and possibly a penalty tax, on the exchange. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest.

               VOTING RIGHTS

               Western Reserve will vote all shares of the portfolios in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in accordance with those instructions. We will vote shares for which no timely instructions were received in the same proportion as the voting instructions we received. However, if we determine that we are permitted to vote the shares in our own right, we may do so. Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio. More information on voting rights is provided in the SAI.

               DISTRIBUTION OF THE CONTRACTS

               AFSG Securities Corporation ("AFSG"), an affiliate of Western Reserve, is the principal underwriter of the Contracts. Like Western Reserve, it is an indirect wholly owned subsidiary of AEGON USA. It is located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001. AFSG is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. More information about AFSG is available at www.nasdr.com or by calling 1-800-289-9999.

               There are no sales commissions payable upon the sale of Contracts. The offering of Contracts will be made on a continuous basis.

               NON-PARTICIPATING CONTRACT

               The Contract does not participate or share in the profits or surplus earnings of Western Reserve. No dividends are payable on the Contract.

               VARIATIONS IN CONTRACT PROVISIONS

               Certain provisions of the Contracts may vary from the descriptions in this prospectus in order to comply with different state laws. See your Contract for variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

               The fixed account is not available in all states. Residents of New Jersey and Washington may not direct or transfer any money to the fixed account.

               IMSA

               We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the "Consumer" section or by contacting IMSA at: 202-624-2121.

               LEGAL PROCEEDINGS

               Western Reserve, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on AFSG's ability to perform under its principal underwriting agreement or on Western Reserve's ability to meet its obligations under the Contract.

               FINANCIAL STATEMENTS

               The financial statements of Western Reserve and the separate account are included in the SAI.

TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

               Definitions of Special Terms
               The Contract - General Provisions
               Certain Federal Income Tax Consequences
               Investment Experience
               Historical Performance Data
               Published Ratings
               Administration
               Records and Reports
               Distribution of the Contracts
               Other Products
               Custody of Assets
               Legal Matters
               Independent Auditors
               Other Information
               Financial Statements

               Inquiries and requests for an SAI should be directed to:

               Western Reserve Life
               Administrative Office
               Attention: Annuity Department
               P.O. Box 9052
               Clearwater, Florida 33758-9052
               1-800-504-4440 (Monday-Friday, 9:00 A.M.-6:00 P.M.,
               Eastern Time)

APPENDIX A
--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

   ---------------------------------------------------------------------------------------------
                                         GROWTH SUBACCOUNT
   ---------------------------------------------------------------------------------------------
                                                                                Number of
                                                                               Accumulation
                                         Accumulation        Accumulation         Units
                                         Unit Value at       Unit Value at    Outstanding at
                                      Beginning of Period    End of Period    End of Period
   -----------------------------------------------------------------------------------------
   9/13/93(1)-12/31/93                      $10.000             $10.350             100.000
   12/31/94                                 $10.350             $10.547         451,117.958
   12/31/95                                 $10.547             $13.613         743,809.909
   12/31/96                                 $13.613             $16.010       1,042,859.684
   12/31/97                                 $16.010             $19.524       1,514,530.379
   12/31/98                                 $19.524             $26.315       1,652,701.845
   12/31/99                                 $26.315             $37.644       2,014,953.327
   12/31/00                                 $37.644             $31.957       2,309,698.040
   12/31/01                                 $31.957             $23.897       2,034,502.405
   ---------------------------------------------------------------------------------------------

   ---------------------------------------------------------------------------------------------
                                   AGGRESSIVE GROWTH SUBACCOUNT
   ---------------------------------------------------------------------------------------------
                                                                                Number of
                                                                               Accumulation
                                         Accumulation        Accumulation         Units
                                         Unit Value at       Unit Value at    Outstanding at
                                      Beginning of Period    End of Period    End of Period
   -----------------------------------------------------------------------------------------
   9/13/93(1)-12/31/93                      $10.000             $11.805             100.000
   12/31/94                                 $11.805             $13.617         354,557.639
   12/31/95                                 $13.617             $17.213         678,636.237
   12/31/96                                 $17.213             $18.449       1,020,107.090
   12/31/97                                 $18.449             $20.651         984,381.141
   12/31/98                                 $20.651             $27.546         883,037.839
   12/31/99                                 $27.546             $61.688       1,646,464.597
   12/31/00                                 $61,688             $41.786       2,052,935.851
   12/31/01                                 $41.786             $25.137       1,727,823.304
   ---------------------------------------------------------------------------------------------

   ---------------------------------------------------------------------------------------------
                                  CAPITAL APPRECIATION SUBACCOUNT
   ---------------------------------------------------------------------------------------------
                                                                                Number of
                                                                               Accumulation
                                         Accumulation        Accumulation         Units
                                         Unit Value at       Unit Value at    Outstanding at
                                      Beginning of Period    End of Period    End of Period
   -----------------------------------------------------------------------------------------
   5/1/97(1)-12/31/97                       $10.000             $12.605         209,216.685
   12/31/98                                 $12.605             $19.801         714,666.508
   12/31/99                                 $19.801             $32.853       1,511,875.364
   12/31/00                                 $32.853             $26.705       1,630,542.736
   12/31/01                                 $26.705             $20.782       1,357,637.610
   ---------------------------------------------------------------------------------------------

   ---------------------------------------------------------------------------------------------
                                    STRATEGIC VALUE SUBACCOUNT
   ---------------------------------------------------------------------------------------------
                                                                                 Number of
                                                                               Accumulation
                                                                                   Units
                                          Accumulation        Accumulation      Outstanding
                                          Unit Value at       Unit Value at         at
                                       Beginning of Period    End of Period    End of Period
   -----------------------------------------------------------------------------------------
   5/1/00(1)-12/31/00                        $10.000             $9.976         455,961.526
   12/31/01                                  $ 9.976             $9.106         555,701.569
   ---------------------------------------------------------------------------------------------

   ---------------------------------------------------------------------------------------------
                                      CORE EQUITY SUBACCOUNT
                               (FORMERLY, EQUITY INCOME SUBACCOUNT)
   ---------------------------------------------------------------------------------------------
                                                                                Number of
                                                                               Accumulation
                                         Accumulation        Accumulation         Units
                                         Unit Value at       Unit Value at    Outstanding at
                                      Beginning of Period    End of Period    End of Period
   -----------------------------------------------------------------------------------------
   5/1/97(1)-12/31/97                       $10.000             $13.412         227,237.196
   12/31/98                                 $13.412             $19.487         462,715.096
   12/31/99                                 $19.487             $27.411         692,274.711
   12/31/00                                 $27.411             $25.036         627,362.600
   12/31/01                                 $25.036             $21.952         575,494.859
   ---------------------------------------------------------------------------------------------

   ---------------------------------------------------------------------------------------------
                                        BALANCED SUBACCOUNT
   ---------------------------------------------------------------------------------------------
                                                                                Number of
                                                                               Accumulation
                                         Accumulation        Accumulation         Units
                                         Unit Value at       Unit Value at    Outstanding at
                                      Beginning of Period    End of Period    End of Period
   -----------------------------------------------------------------------------------------
   9/13/93(1)-12/31/93                      $10.000             $10.720             100.000
   12/31/94                                 $10.720             $10.720         201,716.082
   12/31/95                                 $10.720             $13.264         247,488.141
   12/31/96                                 $13.264             $15.301         348,749.461
   12/31/97                                 $15.301             $18.562         608,080.467
   12/31/98                                 $18.562             $24.764         733,116.706
   12/31/99                                 $24.764             $31.187         882,216.822
   12/31/00                                 $31.187             $30.280         944,768.965
   12/31/01                                 $30.280             $28.681         929,488.974
   ---------------------------------------------------------------------------------------------

   ---------------------------------------------------------------------------------------------
                                   GROWTH AND INCOME SUBACCOUNT
   ---------------------------------------------------------------------------------------------
                                                                                Number of
                                                                               Accumulation
                                         Accumulation        Accumulation         Units
                                         Unit Value at       Unit Value at    Outstanding at
                                      Beginning of Period    End of Period    End of Period
   -----------------------------------------------------------------------------------------
   5/1/98(1)-12/31/98                       $10.000             $11.928         359,656.882
   12/31/99                                 $11.928             $20.625         808,516.942
   12/31/00                                 $20.625             $17.602       1,044,296.153
   12/31/01                                 $17.602             $15.149         980,198.793
   ---------------------------------------------------------------------------------------------

   ---------------------------------------------------------------------------------------------
                                  INTERNATIONAL GROWTH SUBACCOUNT
   ---------------------------------------------------------------------------------------------
                                                                                Number of
                                                                               Accumulation
                                         Accumulation        Accumulation         Units
                                         Unit Value at       Unit Value at    Outstanding at
                                      Beginning of Period    End of Period    End of Period
   -----------------------------------------------------------------------------------------
   5/2/94(1)-12/31/94                       $10.000             $ 9.665          93,520.075
   12/31/95                                 $ 9.665             $11.801         135,202.435
   12/31/96                                 $11.801             $15.785         390,010.601
   12/31/97                                 $15.785             $18.585         821,409.199
   12/31/98                                 $18.585             $21.647         671,555.731
   12/31/99                                 $21.647             $39.200         823,130.768
   12/31/00                                 $39.200             $32.738       1,046,545.766
   12/31/01                                 $32.738             $24.968         856,254.351
   ---------------------------------------------------------------------------------------------

   ---------------------------------------------------------------------------------------------
                                    WORLDWIDE GROWTH SUBACCOUNT
   ---------------------------------------------------------------------------------------------
                                                                                Number of
                                                                               Accumulation
                                         Accumulation        Accumulation         Units
                                         Unit Value at       Unit Value at    Outstanding at
                                      Beginning of Period    End of Period    End of Period
   -----------------------------------------------------------------------------------------
   9/13/93(1)-12/31/93                      $10.000             $11.910             100.000
   12/31/94                                 $11.910             $11.991         561,882.376
   12/31/95                                 $11.991             $15.144         732,914.024
   12/31/96                                 $15.144             $19.402       1,211,235.201
   12/31/97                                 $19.402             $23.547       1,875,176.146
   12/31/98                                 $23.547             $30.160       1,941,625.844
   12/31/99                                 $30.160             $49.277       1,946,606.109
   12/31/00                                 $49.277             $41.286       2,112,001.905
   12/31/01                                 $41.286             $31.815       1,853,389.190
   ---------------------------------------------------------------------------------------------

   ---------------------------------------------------------------------------------------------
                                  GLOBAL LIFE SCIENCES SUBACCOUNT
   ---------------------------------------------------------------------------------------------
                                                                                Number of
                                                                               Accumulation
                                         Accumulation        Accumulation         Units
                                         Unit Value at       Unit Value at    Outstanding at
                                      Beginning of Period    End of Period    End of Period
   -----------------------------------------------------------------------------------------
   5/1/00(1)-12/31/00                       $10.000             $11.496         955,196.158
   12/31/01                                 $11.496             $ 9.545         625,947.355
   ---------------------------------------------------------------------------------------------

   ---------------------------------------------------------------------------------------------
                                   GLOBAL TECHNOLOGY SUBACCOUNT
   ---------------------------------------------------------------------------------------------
                                                                                Number of
                                                                               Accumulation
                                         Accumulation        Accumulation         Units
                                         Unit Value at       Unit Value at    Outstanding at
                                      Beginning of Period    End of Period    End of Period
   -----------------------------------------------------------------------------------------
   5/1/00(1)-12/31/00                       $10.000             $ 6.842       1,180,148.176
   12/31/01                                 $ 6.842             $ 4.277       1,319,222.615
   ---------------------------------------------------------------------------------------------

   ---------------------------------------------------------------------------------------------
                                    FLEXIBLE INCOME SUBACCOUNT
   ---------------------------------------------------------------------------------------------
                                                                                Number of
                                                                               Accumulation
                                         Accumulation        Accumulation         Units
                                         Unit Value at       Unit Value at    Outstanding at
                                      Beginning of Period    End of Period    End of Period
   -----------------------------------------------------------------------------------------
   9/13/93(1)-12/31/93                      $10.000             $10.070             100.000
   12/31/94                                 $10.070             $ 9.895          90,218.877
   12/31/95                                 $ 9.895             $12.152         200,443.851
   12/31/96                                 $12.152             $13.175         166,841.253
   12/31/97                                 $13.175             $14.629         250,305.069
   12/31/98                                 $14.629             $15.858         427,644.390
   12/31/99                                 $15.858             $16.008         324,319.325
   12/31/00                                 $16.008             $16.898         326,843.057
   12/31/01                                 $16.898             $18.087         635,746.093
   ---------------------------------------------------------------------------------------------

   ---------------------------------------------------------------------------------------------
                                      MONEY MARKET SUBACCOUNT
   ---------------------------------------------------------------------------------------------
                                                                                Number of
                                                                               Accumulation
                                         Accumulation        Accumulation         Units
                                         Unit Value at       Unit Value at    Outstanding at
                                      Beginning of Period    End of Period    End of Period
   -----------------------------------------------------------------------------------------
   5/1/95(1)-12/31/95                       $10.000             $10.303         167,435.066
   12/31/96                                 $10.303             $10.744         567,317.336
   12/31/97                                 $10.744             $11.226         656,381.666
   12/31/98                                 $11.226             $11.752       1,395,441.856
   12/31/99                                 $11.752             $12.257       2,812,034.805
   12/31/00                                 $12.257             $12.943       3,426,876.640
   12/31/01                                 $12.943             $13.402       3,622,376.113
   ---------------------------------------------------------------------------------------------

(1) Commencement of operations of these subaccounts.

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

APPENDIX B
--------------------------------------------------------------------------------

HISTORICAL PERFORMANCE DATA

               STANDARDIZED PERFORMANCE DATA

               We may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and will be calculated according to guidelines from the SEC. They do not indicate future performance.

               MONEY MARKET SUBACCOUNT. The yield of the Money Market subaccount is the annualized income generated by an investment in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period, not including capital changes or income other than investment income, is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but we assume that the income earned is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven days ended December 31, 2001, the yield of the Money Market subaccount was 1.43%, and the effective yield was 1.44%.

               OTHER SUBACCOUNTS. The YIELD of a subaccount, other than the Money Market subaccount, refers to the annualized income generated by an investment in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

               The TOTAL RETURN of a subaccount assumes that an investment has been held in a subaccount for various periods of time including a period measured from the date the first subaccount investing in the underlying portfolios began operations. When the first subaccount investing in the underlying portfolios has been in operation for 1, 5, and 10 years, the total return for these periods will be provided, adjusted to reflect current subaccount charges. The total return quotations will represent the average annual compounded rates of return of investment of $1,000 in the subaccount as of the last day of each period. We do not show performance for subaccounts in operation for less than 6 months.

               The yield and total return calculations for a subaccount are not reduced by any premium taxes. For additional information regarding yields and total returns, please refer to the SAI.

               Based on the method of calculation described in the SAI, the standardized average annual total returns of the subaccounts for periods from inception of the subaccounts investing in the underlying portfolios to December 31, 2001, and for the one, three and five-year periods ended December 31, 2001 are shown in Table 1 below. Total returns shown in Table 1 reflect deductions of 0.50% for the mortality and expense risk charge, 0.15% for the administrative charge and $30 for the annual Contract charge. (Based on an average Contract size of $44,871, the annual Contract charge translates into a charge of 0.07%.)

   ------------------------------------------------------------------------------------------
   TABLE 1
   STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS OF THE SUBACCOUNTS
   (Total Subaccount Annual Expenses: 0.65%)
   ------------------------------------------------------------------------------------------
                              1 Year    3 Years    5 Years     Inception of    Subaccount
                              Ended      Ended      Ended     the Subaccount   Inception
   Subaccount                12/31/01   12/31/01   12/31/01    to 12/31/01        Date
   --------------------------------------------------------------------------------------
   Growth                    (25.27)%   (3.23)%      8.27%         10.99%      09/13/1993
   Aggressive Growth         (39.88)%   (3.07)%      6.31%         11.67%      09/13/1993
   Capital Appreciation      (22.23)%     1.56%        N/A         16.88%      05/01/1997
   Strategic Value            (8.78)%       N/A        N/A        (5.53)%      05/01/2000
   Core Equity**             (12.38)%     3.98%        N/A         18.26%      05/01/1997
   Balanced                   (5.35)%     4.95%     13.31%         13.46%      09/13/1993
   Growth and Income         (13.99)%     8.22%        N/A         11.91%      05/01/1998
   International Growth      (23.78)%     4.80%      9.53%         12.60%      05/02/1994
   Worldwide Growth          (22.99)%     1.73%     10.32%         14.88%      09/13/1993
   Global Life Sciences      (17.03)%       N/A        N/A        (2.82)%      05/01/2000
   Global Technology         (37.53)%       N/A        N/A       (39.98)%      05/01/2000
   Flexible Income              6.97%     4.41%      6.47%          7.33%      09/13/1993
   Money Market*                3.47%     4.41%      4.45%          4.42%      05/01/1995
   ------------------------------------------------------------------------------------------

 * Yield more closely reflects the current earnings of the Money Market subaccount than its total return.
** Formerly, Equity Income.

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

               NON-STANDARDIZED PERFORMANCE DATA

               In addition to the standardized data discussed above, similar performance data for other periods may also be shown.

               We may from time to time also disclose average annual total return or other performance data in non-standardized formats for the subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial withdrawals or annuity payments.

               All non-standardized performance data will be advertised only if the standard performance data as shown in Table 1 is also disclosed. For additional information regarding the calculation of other performance data, please see the SAI.

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